Related Party Transactions - Summary of Major Loan and Borrowing Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		₩ 120	[1]	₩ 20	[1]	₩ 21
Changes in finance agreements to related parties [Abstract]
Loan		483		352		248
Collection		495		252		249
Others		0		0		0
Ending balance	[1]	108		120		20
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		2	[1]	2	[1]	1
Changes in finance agreements to related parties [Abstract]
Loan		12		15		11
Collection		13		15		10
Others		0		0		0
Ending balance	[1]	1		2		2
Korea Finance Security Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		3,433	[1]	3,425	[1]	3,440
Changes in finance agreements to related parties [Abstract]
Loan		2,911		2,407		333
Collection		3,116		2,399		348
Others		0		0		0
Ending balance	[1]	3,228		3,433		3,425
LOTTE CARD Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		50,000	[1]	3,750	[1]	7,500
Changes in finance agreements to related parties [Abstract]
Loan		226,318		50,000		0
Collection		264,109		3,750		3,750
Others		0		0		0
Ending balance	[1]	12,209		50,000		3,750
K BANK Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		3	[1]	99	[1]	104
Changes in finance agreements to related parties [Abstract]
Loan		218		315		1,769
Collection		167		411		1,774
Others		0		0		0
Ending balance	[1]	54		3		99
One Mortgage [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		0
Changes in finance agreements to related parties [Abstract]
Loan		262
Collection		247
Others		0
Ending balance		15		0
ARAM CMC Company Limited [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		0
Changes in finance agreements to related parties [Abstract]
Loan		41
Collection		0
Others		0
Ending balance		41		0
Godo Kaisha Oceanos 1
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		39,814	[1]	43,033	[1]	44,036
Changes in finance agreements to related parties [Abstract]
Loan		0		41,467		0
Collection		0		43,033		0
Others		(1,693)		(1,653)		(1,003)
Ending balance	[1]	38,121		39,814		43,033
Woori Zip 1
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		11,819	[1]	12,775	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan		0		0		13,121
Collection		0		0		0
Others		(502)		(956)		(346)
Ending balance	[1]	11,317		11,819		12,775
Woori Zip 2
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		16,776	[1]	18,132	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan		0		0		18,624
Collection		0		0		0
Others		(713)		(1,356)		(492)
Ending balance	[1]	16,063		16,776		18,132
Central Network Solutions Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		251	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan		0		251
Collection		251		0
Others		0		0
Ending balance		₩ 0	[1]	₩ 251	[1]	₩ 0

[1]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.